Note 29 - Treasury Shares - Shares Owned By Third Parties But Managed By The Group (Details) - € / shares	Dec. 31, 2017	Mar. 29, 2017	Dec. 31, 2016	Sep. 28, 2016	Mar. 31, 2016	Dec. 31, 2015
Treasury Shares
Number Of Shares Owned By Third Parties	34,597,310		85,766,602			92,783,913
Par Value Per Share	€ 0.49	€ 0.49	€ 0.49	€ 0.49	€ 0.49	€ 0.49
Percentage Share Capital (of shares owned by third parties)	0.52%		1.31%			1.46%